Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations
Schedule of estimated fair values of liabilities assumed and the assets acquired as of the Restructuring date

The following table summarizes the estimated fair values of liabilities assumed and the assets acquired as of the Restructuring date:

Consideration transferred		$68,301
Fair value of assets acquired:
Cash and cash equivalents	$46,990
Restricted cash	950
Finance receivables, net	81,628
Card related pre-funding and receivables	1,089
Other current assets	15,602
Property, leasehold improvements and equipment, net	62,777
Other intangible assets	3,163
Security deposits	2,295

Total fair value of assets acquired	214,494

Fair value of liabilities assumed:
Accounts payable and accrued liabilities	29,565
Money orders payable	4,020
Accrued interest	521
Deferred revenue and other	8,089
Unfavorable leases	2,147
Secured notes payable	42,000
Subsidiary notes payable	71,139

Total fair value of liabilities assumed	157,481

Net assets acquired		57,013

Goodwill		$11,288

The following table summarizes the estimated fair values of liabilities assumed and the assets acquired as of the Restructuring date:

Consideration transferred		$68,301

Fair value of assets acquired:
Cash and cash equivalents	$46,990
Restricted cash	950
Finance receivables, net	81,628
Card related pre-funding and receivables	1,089
Other current assets	15,602
Property, leasehold improvements and equipment, net	62,777
Other intangible assets	3,163
Security deposits	2,295
Total fair value of assets acquired	214,494

Fair value of liabilities assumed:
Accounts payable and accrued liabilities	29,565
Money orders payable	4,020
Accrued interest	521
Deferred revenue and other	8,089
Unfavorable leases	2,147
Secured notes payable	42,000
Subsidiary notes payable	71,139
Total fair value of liabilities assumed	157,481

Net assets acquired		57,013

Goodwill		$11,288

Schedule of estimated fair value of assets acquired

Fair value of total consideration transferred	$11,002

Recognized amounts of identifiable assets acquired
Finance receivables, net	$9,065
Leasehold improvements and equipment, net	563
Identifiable intangible assets	323
Total identifiable assets	9,951
Goodwill	$1,051

Schedule of estimated fair value of assets sold

Fair value of total consideration received	$11,002

Recognized amounts of identifiable assets sold and liabilities assumed
Finance receivables, net	$6,834
Leasehold improvements and equipment, net	787
Identifiable goodwill	5,982
Other liabilities	(64)
Total identifiable assets, net	13,539
Loss on transaction	$(2,537)